Schedule of Investments (unaudited)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 20.7%
Abacus Group	113,792	$69,297
Abacus Storage King(a)	113,792	71,823
Accent Group Ltd.	104,596	124,929
Adbri Ltd.(a)	126,220	158,569
AGL Energy Ltd.	162,767	1,112,666
Allkem Ltd.(a)	162,846	995,101
Alpha HPA Ltd., NVS(a)(b)	151,114	73,782
ALS Ltd.	123,371	844,333
Altium Ltd.	30,692	774,160
Alumina Ltd.(a)	648,664	322,344
AMP Ltd.	773,093	515,105
Ampol Ltd.	64,453	1,306,962
Ansell Ltd.	31,558	426,374
APA Group	337,516	1,769,239
APM Human Services International Ltd.	83,782	111,376
Arafura Rare Earths Ltd.(a)(b)	472,169	55,822
ARB Corp. Ltd.	20,801	388,155
Arena REIT	100,335	202,979
Argosy Minerals Ltd.(a)	317,197	32,386
Aristocrat Leisure Ltd.	159,205	3,913,273
ASX Ltd.	53,252	1,902,563
Atlas Arteria Ltd.	310,899	1,051,032
AUB Group Ltd.	27,280	468,493
Aurizon Holdings Ltd.	508,101	1,106,702
Aussie Broadband Ltd.(a)	55,094	137,256
Austal Ltd.	101,342	109,287
Australia & New Zealand Banking Group Ltd.	813,720	12,831,531
Australian Agricultural Co. Ltd.(a)	27,134	21,450
Australian Clinical Labs Ltd.(b)	26,411	45,175
AVZ Minerals Ltd.(a)(c)	347,816	104,372
Bank of Queensland Ltd.	167,542	544,452
Bapcor Ltd.	85,734	291,826
Beach Energy Ltd.	407,968	401,829
Bega Cheese Ltd.	94,115	166,758
Bellevue Gold Ltd.(a)	324,270	294,900
Bendigo & Adelaide Bank Ltd.	153,348	849,609
BHP Group Ltd.	1,368,528	38,739,565
BlueScope Steel Ltd.	121,992	1,462,374
Boral Ltd.(a)	98,776	283,169
Boss Energy Ltd. (a)	98,903	272,553
BrainChip Holdings Ltd.(a)(b)	407,222	40,480
Brambles Ltd.	377,986	3,154,577
Breville Group Ltd.	23,821	322,844
Brickworks Ltd.	20,247	315,569
BWP Trust	130,412	269,694
Calix Ltd.(a)	39,055	66,809
Capricorn Metals Ltd.(a)	79,864	237,626
carsales.com Ltd.	101,420	1,787,756
Centuria Capital Group	144,769	105,914
Centuria Industrial REIT	159,921	289,431
Centuria Office REIT	110,516	76,943
Cettire Ltd.(a)	56,580	92,420
Chalice Mining Ltd.(a)	96,789	110,291
Challenger Ltd.	129,519	482,932
Champion Iron Ltd.	92,552	420,973
Charter Hall Group	124,893	691,905
Charter Hall Long Wale REIT	173,865	334,018
Charter Hall Retail REIT	138,784	269,676
Charter Hall Social Infrastructure REIT	81,792	123,941
Cleanaway Waste Management Ltd.	552,494	787,053
Security	Shares	Value

Australia (continued)
Clinuvel Pharmaceuticals Ltd.	9,038	$84,573
Cochlear Ltd.	17,948	2,750,964
Codan Ltd./Australia	36,463	180,854
Coles Group Ltd.	363,429	3,527,327
Collins Foods Ltd.	34,230	198,495
Commonwealth Bank of Australia	452,816	27,855,360
Computershare Ltd.	153,995	2,430,340
Core Lithium Ltd.(a)(b)	438,021	100,718
Coronado Global Resources Inc.(d)	240,625	264,694
Corporate Travel Management Ltd.	32,919	348,336
Costa Group Holdings Ltd.	105,323	207,739
Credit Corp. Group Ltd.	18,036	139,149
Cromwell Property Group	408,076	83,220
CSL Ltd.	130,013	19,214,895
CSR Ltd.	130,589	466,619
Data#3 Ltd.	34,813	150,069
De Grey Mining Ltd.(a)	391,785	294,466
Deterra Royalties Ltd.	117,710	351,718
Dexus	287,692	1,188,222
Dexus Industria REIT	42,994	64,986
Dicker Data Ltd.	16,662	111,819
Domain Holdings Australia Ltd.	74,992	162,556
Domino’s Pizza Enterprises Ltd.	18,361	595,062
Downer EDI Ltd.	183,123	440,421
Eagers Automotive Ltd.	43,061	354,159
Elders Ltd.	45,451	171,509
Endeavour Group Ltd.	382,314	1,201,018
Evolution Mining Ltd.	489,499	1,094,821
EVT Ltd.	21,379	141,757
Firefinch Ltd.(a)(c)	298,353	26,496
FleetPartners Group Ltd., NVS(a)	79,681	125,861
Flight Centre Travel Group Ltd.	46,911	557,647
Fortescue Metals Group Ltd.	457,623	6,510,060
G8 Education Ltd.	196,179	118,554
Genesis Minerals Ltd.(a)	193,867	178,231
Gold Road Resources Ltd.	284,742	338,471
Goodman Group	456,674	6,042,663
GPT Group (The)	516,904	1,192,926
GrainCorp Ltd., Class A	53,825	237,887
Grange Resources Ltd.	158,465	41,923
Growthpoint Properties Australia Ltd.	70,888	89,000
GUD Holdings Ltd.	36,807	250,299
Hansen Technologies Ltd.	54,988	181,582
Harvey Norman Holdings Ltd.	153,735	359,351
Healius Ltd.	162,875	187,703
Helia Group Ltd.	82,954	190,773
Home Consortium Ltd.	54,554	148,201
HomeCo Daily Needs REIT	372,842	254,254
HUB24 Ltd.	21,013	405,713
IDP Education Ltd.	67,356	930,615
IGO Ltd.	184,388	1,116,537
Iluka Resources Ltd.	111,913	516,787
Imdex Ltd.	114,434	120,031
Imugene Ltd.(a)	1,367,168	37,594
Incitec Pivot Ltd.	514,781	898,644
Ingenia Communities Group	101,642	252,985
Inghams Group Ltd.	104,257	244,184
Insignia Financial Ltd.	167,502	220,299
Insurance Australia Group Ltd.	659,908	2,380,642
Integral Diagnostics Ltd.	43,395	73,499
InvoCare Ltd.	33,784	271,887
ionner Ltd.(a)(b)	435,223	38,976

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
IPH Ltd.	63,656	$276,630
IRESS Ltd.	48,819	155,671
James Hardie Industries PLC(a)	117,939	2,942,509
JB Hi-Fi Ltd.	30,403	873,932
Johns Lyng Group Ltd.	59,507	231,662
Judo Capital Holdings Ltd.(a)(b)	168,941	90,961
Jumbo Interactive Ltd.	14,817	130,679
Karoon Energy Ltd.(a)	171,450	276,087
Kelsian Group Ltd.	44,785	172,234
Latin Resources Ltd., NVS(b)	635,723	100,147
Lendlease Corp. Ltd.	175,021	693,169
Leo Lithium Ltd.(a)(c)	292,832	84,106
Lifestyle Communities Ltd.(b)	23,373	232,520
Link Administration Holdings Ltd.	144,967	110,043
Liontown Resources Ltd.(a)(b)	415,532	427,126
Lottery Corp. Ltd. (The)	594,539	1,716,177
Lovisa Holdings Ltd.	16,361	181,055
Lynas Rare Earths Ltd.(a)	257,636	1,158,946
MA Financial Group Ltd.	36,687	100,114
Maas Group Holdings Ltd.(b)	28,074	61,208
Macquarie Group Ltd.	99,281	10,205,083
Mader Group Ltd.(b)	14,034	56,263
Magellan Financial Group Ltd.	53,414	221,662
McMillan Shakespeare Ltd.	19,844	211,483
Medibank Pvt Ltd.	754,341	1,646,182
Megaport Ltd.(a)	45,901	280,722
Mesoblast Ltd.(a)(b)	235,108	53,820
Metcash Ltd.	243,089	569,274
Mineral Resources Ltd.	46,628	1,718,578
Mirvac Group	1,083,558	1,257,202
Monadelphous Group Ltd.	27,520	246,540
Mount Gibson Iron Ltd.(a)	179,475	56,588
Nanosonics Ltd.(a)	76,328	182,163
National Australia Bank Ltd.	848,136	15,193,715
National Storage REIT	335,339	427,552
Netwealth Group Ltd.	32,922	267,496
Neuren Pharmaceuticals Ltd., NVS(a)	29,548	201,542
New Hope Corp. Ltd.	157,977	581,369
NEXTDC Ltd.(a)	136,322	1,023,623
nib holdings Ltd.	132,389	610,130
Nick Scali Ltd.	14,073	96,529
Nickel Mines Ltd.	489,470	233,031
Nine Entertainment Co. Holdings Ltd.	400,830	472,334
Northern Star Resources Ltd.	312,701	2,289,841
NRW Holdings Ltd.	115,971	185,241
Nufarm Ltd./Australia	94,618	261,449
Objective Corp. Ltd.	8,661	58,292
Omni Bridgeway Ltd.(a)	86,687	83,723
oOh!media Ltd.	145,152	120,429
Orica Ltd.	123,205	1,151,218
Origin Energy Ltd.	457,367	2,653,118
Orora Ltd.	360,638	565,166
Paladin Energy Ltd.(a)(b)	652,176	393,005
Pepper Money Ltd./Australia	76,033	59,807
Perenti Global Ltd.(a)	178,470	120,677
Perpetual Ltd.	34,180	417,866
Perseus Mining Ltd.	345,419	369,066
PEXA Group Ltd.(a)	35,433	245,761
Pilbara Minerals Ltd.	723,448	1,699,376
Pinnacle Investment Management Group Ltd.	36,466	180,731
Platinum Asset Management Ltd.	143,326	102,493
PolyNovo Ltd.(a)	160,168	118,110
Security	Shares	Value

Australia (continued)
Premier Investments Ltd.	22,952	$332,811
Pro Medicus Ltd.	14,046	669,052
PWR Holdings Ltd.	23,315	145,284
Qantas Airways Ltd.(a)	228,243	715,063
QBE Insurance Group Ltd.	401,676	3,983,062
Qube Holdings Ltd.	428,324	726,317
Ramelius Resources Ltd.	304,708	316,476
Ramsay Health Care Ltd.	50,221	1,555,047
REA Group Ltd.	14,216	1,305,095
Reece Ltd.	57,648	642,759
Region RE Ltd.	277,597	347,105
Regis Resources Ltd.(a)	206,598	223,653
Reliance Worldwide Corp. Ltd.	218,810	487,719
Resolute Mining Ltd.(a)	576,315	130,166
Rio Tinto Ltd.	99,909	7,463,010
Rural Funds Group	128,062	145,980
Sandfire Resources Ltd.(a)	119,868	454,689
Santos Ltd.	869,434	4,242,365
Sayona Mining Ltd.(a)(b)	2,312,514	111,111
Scentre Group	1,389,078	2,151,947
SEEK Ltd.	95,408	1,258,687
Select Harvests Ltd.(b)	42,635	104,872
Seven Group Holdings Ltd.	43,720	772,603
Seven West Media Ltd.(a)	295,636	49,847
Sigma Healthcare Ltd.	284,040	116,514
Silex Systems Ltd.(a)	42,175	86,350
Silver Lake Resources Ltd.(a)	275,074	180,931
Sims Ltd.	45,696	364,260
SiteMinder Ltd.(a)	65,656	170,221
SmartGroup Corp. Ltd.	39,365	215,217
Sonic Healthcare Ltd.	121,911	2,232,319
South32 Ltd.	1,219,261	2,608,465
Stanmore Resources Ltd.(a)	73,054	177,022
Star Entertainment Grp Ltd. (The)(a)	632,539	213,682
Steadfast Group Ltd.	256,559	882,240
Stockland	639,010	1,442,208
Strike Energy Ltd.(a)(b)	526,053	130,633
Suncorp Group Ltd.	337,245	2,870,508
Super Retail Group Ltd.	38,975	327,948
Syrah Resources Ltd.(a)	195,291	83,053
Tabcorp Holdings Ltd.	623,686	307,745
Technology One Ltd.	78,389	726,963
Telix Pharmaceuticals Ltd.(a)	63,539	358,472
Telstra Corp. Ltd.	1,081,778	2,623,179
Temple & Webster Group Ltd.(a)(b)	32,468	115,947
Tietto Minerals Ltd.(a)	178,939	63,231
Transurban Group	833,590	6,275,672
Treasury Wine Estates Ltd.	193,424	1,490,167
Tyro Payments Ltd.(a)	100,817	55,473
Ventia Services Group Pty Ltd.	195,321	341,378
Vicinity Ltd.	1,037,390	1,123,629
Viva Energy Group Ltd.(d)	290,200	522,569
Vulcan Energy Resources Ltd.(a)	26,736	35,350
Vulcan Steel Ltd.	16,183	73,400
Washington H Soul Pattinson & Co. Ltd.	63,061	1,343,442
Waypoint REIT Ltd.	203,349	274,630
Webjet Ltd.(a)	102,477	398,224
Weebit Nano Ltd.(a)(b)	44,690	94,266
Wesfarmers Ltd.	307,199	9,883,764
West African Resources Ltd.(a)	297,582	138,268
Westpac Banking Corp.	951,680	12,497,243
Whitehaven Coal Ltd.	231,027	1,088,203

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
WiseTech Global Ltd.	44,590	$1,660,142
Woodside Energy Group Ltd.	512,564	11,163,538
Woolworths Group Ltd.	328,388	7,350,889
Worley Ltd.	98,811	1,032,918
Xero Ltd.(a)	38,557	2,636,035
Yancoal Australia Ltd., NVS	91,543	281,104
		334,345,922
Cayman Islands — 0.0%
Bitdeer Technologies Group, NVS	7,637	28,562

Hong Kong — 6.2%
AIA Group Ltd.	3,120,400	27,096,938
ASMPT Ltd.	85,200	721,606
Bank of East Asia Ltd. (The)	328,200	389,781
BOC Hong Kong Holdings Ltd.	992,000	2,623,383
Brightoil Petroleum Holdings Ltd.(c)	763,800	1
Budweiser Brewing Co. APAC Ltd.(d)	469,600	892,403
Cafe de Coral Holdings Ltd.	92,000	115,873
Champion REIT(b)	635,000	200,589
Chinese Estates Holdings Ltd.(a)	283,000	55,008
Chow Sang Sang Holdings International Ltd.	90,000	103,457
CITIC Telecom International Holdings Ltd.	409,000	155,938
Citychamp Watch & Jewellery Group Ltd.(a)	546,000	85,669
CK Asset Holdings Ltd.	540,572	2,701,954
CK Hutchison Holdings Ltd.	728,072	3,685,707
CK Infrastructure Holdings Ltd.	162,500	753,194
CK Life Sciences International Holdings Inc.	1,154,000	103,317
CLP Holdings Ltd.	447,000	3,271,495
C-Mer Eye Care Holdings Ltd.(a)	112,000	54,736
Comba Telecom Systems Holdings Ltd.	510,000	57,996
Cowell e Holdings Inc.(a)	65,000	155,942
Dah Sing Banking Group Ltd.	115,600	75,839
Dah Sing Financial Holdings Ltd.	62,800	142,151
EC Healthcare	107,000	33,494
E-Commodities Holdings Ltd.	454,000	78,404
ESR Group Ltd.(d)	591,400	759,887
Far East Consortium International Ltd.	325,400	66,962
First Pacific Co. Ltd.	596,000	225,625
Fortune REIT	496,000	277,507
Fosun Tourism Group(a)(d)	68,800	59,079
Futu Holdings Ltd., ADR(a)	15,489	858,865
Galaxy Entertainment Group Ltd.	588,000	3,305,420
Giordano International Ltd.	292,000	83,213
Guotai Junan International Holdings Ltd.	781,000	61,929
Haitong International Securities Group Ltd.(a)	641,300	115,717
Hang Lung Group Ltd.	199,000	265,055
Hang Lung Properties Ltd.	487,000	640,140
Hang Seng Bank Ltd.	207,100	2,367,792
Health and Happiness H&H International
Holdings Ltd.	51,000	57,660
Henderson Land Development Co. Ltd.	388,970	1,017,724
HKBN Ltd.	270,500	93,678
HKT Trust & HKT Ltd., Class SS	1,071,720	1,110,071
Hong Kong & China Gas Co. Ltd.	2,992,525	2,083,123
Hong Kong Exchanges & Clearing Ltd.	308,500	10,792,145
Hong Kong Technology Venture Co. Ltd.(a)	102,000	36,529
Hongkong Land Holdings Ltd.	299,500	949,930
Hsin Chong Group Holdings Ltd.(c)	1,002,000	1
Hutchison Telecommunications Hong Kong
Holdings Ltd.	656,000	88,125
Hysan Development Co. Ltd.	177,000	325,814
IGG Inc.(a)	298,000	104,829
Security	Shares	Value

Hong Kong (continued)
Jardine Matheson Holdings Ltd.	43,100	$1,746,460
Johnson Electric Holdings Ltd.	125,000	155,063
JS Global Lifestyle Co. Ltd.(b)(d)	373,500	58,823
K Wah International Holdings Ltd.	298,000	80,017
Kerry Logistics Network Ltd.	99,651	84,518
Kerry Properties Ltd.	152,000	255,784
Link REIT	689,500	3,164,212
Luk Fook Holdings International Ltd.	90,000	223,272
Man Wah Holdings Ltd.	487,600	302,833
MECOM Power and Construction Ltd.	649,000	35,246
Melco International Development Ltd.(a)	196,000	137,003
Melco Resorts & Entertainment Ltd., ADR(a)	56,814	479,510
MTR Corp. Ltd.	423,000	1,581,252
New World Development Co. Ltd.(b)	405,000	743,304
Nissin Foods Co. Ltd.	66,000	50,398
NWS Holdings Ltd.	417,000	493,410
Pacific Basin Shipping Ltd.	1,361,000	393,837
PAX Global Technology Ltd.	184,000	127,007
PCCW Ltd.	1,193,000	583,899
Perfect Medical Health Management Ltd.	65,000	30,532
Power Assets Holdings Ltd.	373,500	1,785,638
Realord Group Holdings Ltd.(a)	108,000	79,645
Sa Sa International Holdings Ltd.(a)	214,000	27,938
Sands China Ltd.(a)	658,800	1,773,522
Shangri-La Asia Ltd.(a)	342,000	218,188
Shun Tak Holdings Ltd.(a)	482,000	62,869
Sino Land Co. Ltd.(b)	1,008,000	1,006,314
SITC International Holdings Co. Ltd.	341,000	525,278
SJM Holdings Ltd.(a)	656,000	227,687
SmarTone Telecommunications Holdings Ltd.	156,500	81,597
Stella International Holdings Ltd.	179,000	202,212
Sun Hung Kai & Co. Ltd.	261,000	87,112
Sun Hung Kai Properties Ltd.	393,000	4,035,599
SUNeVision Holdings Ltd.	235,000	87,410
Sunlight REIT	304,000	84,081
Swire Pacific Ltd., Class A	117,000	747,377
Swire Properties Ltd.	301,600	583,960
Techtronic Industries Co. Ltd.	367,500	3,355,100
Texhong Textile Group Ltd.	126,500	68,969
Theme International Holdings Ltd.(a)	1,170,000	86,803
United Energy Group Ltd.	2,346,000	374,589
United Laboratories International Holdings Ltd. (The)	286,000	291,944
Value Partners Group Ltd.(b)	508,000	175,583
Vitasoy International Holdings Ltd.	252,000	310,887
Viva Goods Company Ltd.(a)	1,136,000	149,577
Vobile Group Ltd.(a)(b)	343,000	88,341
VSTECS Holdings Ltd.	152,000	76,859
VTech Holdings Ltd.	40,000	232,753
WH Group Ltd.(d)	2,339,000	1,396,928
Wharf Real Estate Investment Co. Ltd.	464,000	1,623,090
Xinyi Glass Holdings Ltd.	434,000	498,674
Yue Yuen Industrial Holdings Ltd.	198,500	232,083
		100,606,682
Japan — 67.4%
77 Bank Ltd. (The)	13,900	309,818
Abalance Corp.(b)	2,700	57,536
ABC-Mart Inc.	26,000	402,715
Activia Properties Inc.	198	535,686
Adastria Co. Ltd.	6,800	142,703
ADEKA Corp.	20,900	349,411
Advance Logistics Investment Corp.	202	164,549
Advance Residence Investment Corp.	357	776,190

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Advantest Corp.	206,400	$5,316,579
Adventure Inc.	400	13,509
Aeon Co. Ltd.	176,800	3,719,805
Aeon Delight Co. Ltd.	6,600	145,529
AEON Financial Service Co. Ltd.	28,900	238,236
Aeon Hokkaido Corp.	10,100	58,766
Aeon Mall Co. Ltd.	29,500	335,454
AEON REIT Investment Corp.	490	466,476
AGC Inc.	52,000	1,768,992
Ai Holdings Corp.	7,700	119,199
Aica Kogyo Co. Ltd.	13,100	300,980
Aichi Corp.	10,700	64,060
Aichi Financial Group Inc., NVS	13,400	210,902
Aida Engineering Ltd.	6,700	39,601
Aiful Corp.	104,300	262,677
Ain Holdings Inc.	7,300	206,402
Air Water Inc.	52,600	663,218
Airtrip Corp.(a)	1,900	22,773
Aisin Corp.	40,400	1,407,328
Ajinomoto Co. Inc.	121,200	4,426,547
Alfresa Holdings Corp.	48,600	769,852
Alpen Co. Ltd.	1,700	22,025
Alpha Systems Inc.	2,000	36,553
Alps Alpine Co. Ltd.	49,724	408,046
Amada Co. Ltd.	90,900	881,771
Amano Corp.	15,800	322,736
Amvis Holdings Inc.	9,500	162,062
ANA Holdings Inc.(a)	41,400	812,759
Anicom Holdings Inc.	23,900	86,622
Anritsu Corp.	35,500	264,267
Anycolor Inc.(a)(b)	4,800	112,687
AOKI Holdings Inc.	7,500	49,127
Aozora Bank Ltd.(b)	30,200	615,980
Appier Group Inc.(a)	11,400	93,849
Arata Corp.	4,700	174,925
ARCLANDS Corp.	9,923	106,291
Arcs Co. Ltd.	11,800	225,480
Argo Graphics Inc.	4,700	103,002
Ariake Japan Co. Ltd.	4,300	135,988
As One Corp.	6,800	216,715
Asahi Group Holdings Ltd.	129,200	4,673,214
Asahi Holdings Inc.	19,300	244,334
Asahi Intecc Co. Ltd.	60,400	1,014,878
Asahi Kasei Corp.	339,000	2,084,098
Asahi Yukizai Corp.	3,400	83,259
Asics Corp.	43,600	1,381,116
ASKUL Corp.	9,500	124,017
Astellas Pharma Inc.	486,300	6,151,632
Atom Corp.(a)(b)	29,800	178,814
Autobacs Seven Co. Ltd.	23,100	237,606
Avex Inc.	5,300	48,402
Awa Bank Ltd. (The)	9,700	161,149
Axial Retailing Inc.	5,600	143,431
Azbil Corp.	31,100	918,963
AZ-COM MARUWA Holdings Inc.	7,600	104,300
Bandai Namco Holdings Inc.	162,900	3,375,044
Base Co. Ltd.	1,700	47,713
BayCurrent Consulting Inc.	36,300	911,375
Belc Co. Ltd.	3,500	164,153
Bell System24 Holdings Inc.	11,300	115,912
Belluna Co. Ltd.	7,600	30,881
Benefit One Inc.	20,900	149,861
Security	Shares	Value

Japan (continued)
Benesse Holdings Inc.	18,300	$216,368
BeNext-Yumeshin Group Co.	11,900	147,606
Bengo4.com Inc.(a)(b)	900	25,266
Bic Camera Inc.	26,000	196,844
BIPROGY Inc.	20,900	521,294
BML Inc.	5,200	98,406
Bridgestone Corp.	154,800	5,858,438
Brother Industries Ltd.	61,400	957,855
Bunka Shutter Co. Ltd.	6,400	53,976
Bushiroad Inc.(b)	10,400	35,369
C Uyemura & Co. Ltd.	2,300	124,879
Calbee Inc.	23,200	445,682
Canon Electronics Inc.	4,100	52,270
Canon Inc.	269,000	6,359,342
Canon Marketing Japan Inc.	11,300	270,980
Capcom Co. Ltd.	47,400	1,525,774
Casio Computer Co. Ltd.	48,100	385,426
Cawachi Ltd.	1,400	23,413
Central Glass Co. Ltd.	5,000	94,762
Central Japan Railway Co.	194,100	4,368,879
Change Holdings Inc.(b)	12,400	126,511
Chiba Bank Ltd. (The)	148,100	1,103,129
Chiyoda Corp.(a)	30,900	72,644
Chofu Seisakusho Co. Ltd.	3,100	44,183
Chubu Electric Power Co. Inc.	172,900	2,089,349
Chudenko Corp.	8,500	138,329
Chugai Pharmaceutical Co. Ltd.	182,400	5,409,357
Chugin Financial Group Inc., NVS	33,600	267,908
Chugoku Electric Power Co. Inc. (The)	82,500	515,888
Chugoku Marine Paints Ltd.	6,600	59,701
Citizen Watch Co. Ltd.	49,700	289,851
CKD Corp.	13,200	165,997
Coca-Cola Bottlers Japan Holdings Inc.	37,125	497,793
COLOPL Inc.(a)	24,100	92,683
Colowide Co. Ltd.	19,700	306,730
Comforia Residential REIT Inc.	184	390,496
COMSYS Holdings Corp.	30,300	623,278
Comture Corp.	6,900	92,237
Concordia Financial Group Ltd.	283,400	1,316,789
Cosmo Energy Holdings Co. Ltd.	17,000	621,877
Cosmos Pharmaceutical Corp.	5,500	572,372
Cover Corp.(a)(b)	4,000	63,163
CRE Logistics REIT Inc.	179	188,086
Create Restaurants Holdings Inc.	30,800	213,459
Create SD Holdings Co. Ltd.	7,100	152,258
Credit Saison Co. Ltd.	40,600	608,586
Curves Holdings Co. Ltd.	7,700	33,589
CyberAgent Inc.	121,000	635,183
CYBERDYNE Inc.(a)	29,800	51,990
Cybozu Inc.	5,600	69,773
Dai Nippon Printing Co. Ltd.	60,100	1,567,844
Daicel Corp.	70,900	602,910
Daido Steel Co. Ltd.	7,100	278,529
Daiei Kankyo Co. Ltd.	10,400	143,578
Daifuku Co. Ltd.	81,700	1,349,920
Daihen Corp.	5,700	179,653
Daiho Corp.	1,700	43,421
Dai-ichi Life Holdings Inc.	252,900	5,342,516
Daiichi Sankyo Co. Ltd.	501,800	12,938,507
Daiichikosho Co. Ltd.	23,800	351,799
Daiki Aluminium Industry Co. Ltd.	4,200	34,767
Daikin Industries Ltd.	71,100	10,251,118

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daikokutenbussan Co. Ltd.	900	$38,141
Daio Paper Corp.	28,200	231,695
Daiseki Co. Ltd.	10,540	291,088
Daishi Hokuetsu Financial Group Inc.	9,200	240,239
Daito Trust Construction Co. Ltd.	17,000	1,823,528
Daiwa House Industry Co. Ltd.	159,700	4,392,653
Daiwa House REIT Investment Corp.	585	1,035,302
Daiwa Industries Ltd.	5,300	45,448
Daiwa Office Investment Corp.	74	323,710
Daiwa Securities Group Inc.	364,500	2,101,878
Daiwa Securities Living Investments Corp.	537	397,063
Daiwabo Holdings Co. Ltd.	21,200	402,942
DCM Holdings Co. Ltd.	29,900	233,475
Demae-Can Co. Ltd.(a)(b)	7,900	16,736
DeNA Co. Ltd.	20,000	195,383
Denka Co. Ltd.	21,800	393,785
Denso Corp.	467,900	6,909,167
Dentsu Group Inc.	54,600	1,585,910
Descente Ltd.	9,100	253,808
Dexerials Corp.	16,200	369,527
DIC Corp.	19,800	312,213
Digital Arts Inc.	2,800	77,235
Digital Garage Inc.	7,900	158,227
Dip Corp.	8,400	166,483
Disco Corp.	24,900	4,397,315
DMG Mori Co. Ltd.	31,800	525,972
Doshisha Co. Ltd.	4,000	59,547
Doutor Nichires Holdings Co. Ltd.	10,400	150,162
Dowa Holdings Co. Ltd.	14,800	452,441
DTS Corp.	8,900	182,792
Duskin Co. Ltd.	12,000	261,632
DyDo Group Holdings Inc.	2,900	112,235
Eagle Industry Co. Ltd.	5,800	63,229
Earth Corp.	3,900	128,285
East Japan Railway Co.	81,700	4,243,276
Ebara Corp.	25,100	1,111,517
EDION Corp.	23,300	232,389
eGuarantee Inc.	6,900	79,702
Eiken Chemical Co. Ltd.	7,200	71,017
Eisai Co. Ltd.	67,500	3,576,037
Eizo Corp.	4,400	141,185
Elan Corp.(b)	5,300	26,198
Elecom Co. Ltd.	10,700	121,323
Electric Power Development Co. Ltd.	39,700	608,628
EM Systems Co. Ltd.	6,200	29,484
en Japan Inc.	6,900	102,919
ENEOS Holdings Inc.	779,000	2,886,520
eRex Co. Ltd.(b)	7,800	38,457
ES-Con Japan Ltd.	18,800	109,715
Euglena Co. Ltd.(a)(b)	24,000	116,495
Exedy Corp.	8,500	141,919
EXEO Group Inc.	24,400	506,782
Ezaki Glico Co. Ltd.	11,600	337,179
Fancl Corp.	22,000	328,912
FANUC Corp.	257,800	6,397,667
Fast Retailing Co. Ltd.	47,400	10,494,190
FCC Co. Ltd.	10,100	119,847
Ferrotec Holdings Corp.	13,000	228,503
Fields Corp.(b)	8,400	91,454
Financial Products Group Co. Ltd.	19,600	186,182
Food & Life Companies Ltd.	29,800	502,272
FP Corp.	11,400	219,526
Security	Shares	Value

Japan (continued)
FP Partner Inc.(a)	2,200	$60,483
Freee KK(a)(b)	9,800	163,651
Frontier Real Estate Investment Corp.	122	364,979
Fuji Co. Ltd./Ehime	5,700	72,059
Fuji Corp./Aichi	23,300	350,848
Fuji Electric Co. Ltd.	34,100	1,298,344
Fuji Kyuko Co. Ltd.	6,100	172,180
Fuji Media Holdings Inc.	13,100	130,105
Fuji Oil Holdings Inc.	11,700	185,846
Fuji Seal International Inc.	9,000	100,253
Fuji Soft Inc.	14,300	514,590
Fujicco Co. Ltd.	3,200	41,290
FUJIFILM Holdings Corp.	101,200	5,535,413
Fujikura Ltd.	63,500	456,064
Fujimi Inc.	13,500	269,485
Fujimori Kogyo Co. Ltd.	4,300	108,502
Fujio Food Group Inc.(a)	6,300	58,267
Fujitec Co. Ltd.	18,600	403,808
Fujitsu General Ltd.	18,800	334,353
Fujitsu Ltd.	47,700	6,179,414
Fujiya Co. Ltd.	3,300	54,472
Fukui Computer Holdings Inc.	1,900	32,619
Fukuoka Financial Group Inc.	42,732	1,129,566
Fukuoka REIT Corp.	188	202,412
Fukushima Galilei Co. Ltd.	4,200	139,042
Fukuyama Transporting Co. Ltd.	6,300	172,168
Fullcast Holdings Co. Ltd.	2,900	32,816
Funai Soken Holdings Inc.	10,200	167,646
Furukawa Co. Ltd.	4,900	68,748
Furukawa Electric Co. Ltd.	17,900	268,224
Fuso Chemical Co. Ltd.	5,700	154,880
Future Corp.	8,900	101,575
Fuyo General Lease Co. Ltd.	4,100	333,333
G-7 Holdings Inc.	3,000	22,909
Genky DrugStores Co. Ltd.	1,300	49,505
Geo Holdings Corp.	4,400	68,787
Giken Ltd.	2,600	30,816
Global One Real Estate Investment Corp.	305	231,366
GLOBERIDE Inc.	2,200	28,392
Glory Ltd.	11,600	216,274
GLP J-Reit	1,291	1,156,293
GMO Financial Gate Inc.	400	22,425
GMO Financial Holdings Inc.	9,500	43,175
GMO internet group Inc.	19,200	279,644
GMO Payment Gateway Inc.	11,000	439,332
GNI Group Ltd.(a)(b)	14,500	192,584
Goldcrest Co. Ltd.	3,600	51,337
Goldwin Inc.	5,900	372,626
Gree Inc.	8,800	32,886
GS Yuasa Corp.	18,700	301,689
G-Tekt Corp.	4,900	57,186
GungHo Online Entertainment Inc.	10,300	155,299
Gunma Bank Ltd. (The)	104,300	504,037
Gunze Ltd.	3,900	116,946
H.U. Group Holdings Inc.	14,300	240,326
H2O Retailing Corp.	26,100	279,612
Hachijuni Bank Ltd. (The)	104,900	597,419
Hakuhodo DY Holdings Inc.	59,400	482,043
Hakuto Co. Ltd.	3,000	101,451
Halows Co. Ltd.	2,200	61,806
Hamakyorex Co. Ltd.	4,900	122,669
Hamamatsu Photonics KK	37,700	1,400,292

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hankyu Hanshin Holdings Inc.	61,900	$1,947,596
Hankyu Hanshin REIT Inc.	192	180,389
Hanwa Co. Ltd.	8,500	256,216
Harmonic Drive Systems Inc.	13,900	301,066
Haseko Corp.	63,600	782,715
Hazama Ando Corp.	38,700	299,539
Heiwa Corp.	14,200	201,005
Heiwa Real Estate Co. Ltd.	9,400	240,629
Heiwa Real Estate REIT Inc.	286	267,357
Heiwado Co. Ltd.	8,700	142,298
Hiday Hidaka Corp.(b)	7,800	142,634
Hikari Tsushin Inc.	5,500	793,501
Hino Motors Ltd.(a)	67,100	195,303
Hioki E.E. Corp.	2,000	86,932
Hirata Corp.	2,000	90,986
Hirogin Holdings Inc.	66,800	424,760
Hirose Electric Co. Ltd.	8,400	951,712
HIS Co. Ltd.(a)(b)	16,700	188,508
Hisamitsu Pharmaceutical Co. Inc.	13,900	443,346
Hitachi Construction Machinery Co. Ltd.	30,000	775,072
Hitachi Ltd.	253,500	16,068,497
Hitachi Zosen Corp.	37,300	194,578
Hogy Medical Co. Ltd.	6,200	134,715
Hokkaido Electric Power Co. Inc.	54,000	227,163
Hokkoku Financial Holdings Inc.	5,100	168,743
Hokuetsu Corp.	30,000	230,181
Hokuhoku Financial Group Inc.	31,000	361,927
Hokuriku Electric Power Co.(a)	48,400	240,075
Hokuto Corp.	3,100	37,204
Honda Motor Co. Ltd.	1,247,900	12,789,443
Horiba Ltd.	9,500	480,332
Hoshino Resorts REIT Inc.	69	271,475
Hoshizaki Corp.	29,500	952,692
Hosiden Corp.	10,600	124,584
House Foods Group Inc.	17,400	367,420
Hoya Corp.	95,900	9,232,158
Hulic Co. Ltd.	105,500	967,237
Hulic Reit Inc.	371	378,454
Hyakugo Bank Ltd. (The)	60,400	228,370
Ibiden Co. Ltd.	30,400	1,296,148
Ichibanya Co. Ltd.	3,800	134,054
Ichigo Inc.	67,600	147,926
Ichigo Office REIT Investment Corp.	296	166,067
Idec Corp.	7,800	139,960
Idemitsu Kosan Co. Ltd.	52,047	1,181,732
IDOM Inc.	18,900	113,734
IHI Corp.	36,700	704,353
Iida Group Holdings Co. Ltd.	42,300	656,800
Iino Kaiun Kaisha Ltd.	23,700	169,993
Inaba Denki Sangyo Co. Ltd.	11,600	241,893
Inabata & Co. Ltd.	10,400	217,121
Inageya Co. Ltd.(b)	4,500	47,690
Industrial & Infrastructure Fund Investment Corp.	553	497,036
Infocom Corp.	8,100	134,872
Infomart Corp.	53,300	127,839
Information Services International-Dentsu Ltd.	7,100	240,969
INFRONEER Holdings Inc.	48,300	509,510
Inpex Corp.	262,200	3,804,749
Insource Co. Ltd.	9,500	55,994
Internet Initiative Japan Inc.	28,100	454,057
Invincible Investment Corp.	1,809	695,742
Iriso Electronics Co. Ltd.	4,500	106,238
Security	Shares	Value

Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	92,900	$1,048,001
Ispace Inc., NVS(b)	6,600	38,622
Isuzu Motors Ltd.	159,600	1,779,644
Ito En Ltd.	11,700	380,197
ITOCHU Corp.	321,200	11,569,953
Itochu Enex Co. Ltd.	16,000	157,271
Itochu-Shokuhin Co. Ltd.	1,300	56,411
Itoham Yonekyu Holdings Inc.	6,980	192,900
Iwatani Corp.	11,800	564,376
Iyogin Holdings Inc., NVS	72,100	519,000
Izumi Co. Ltd.	7,600	192,170
J Front Retailing Co. Ltd.	63,600	606,318
J Trust Co. Ltd.(b)	20,300	64,396
JAC Recruitment Co. Ltd.	4,100	65,444
Jaccs Co. Ltd.	5,800	199,365
JAFCO Group Co. Ltd.	12,800	137,866
Japan Airlines Co. Ltd.	39,000	716,967
Japan Airport Terminal Co. Ltd.	17,400	765,235
Japan Aviation Electronics Industry Ltd.	10,700	201,679
Japan Display Inc.(a)(b)	164,000	40,507
Japan Elevator Service Holdings Co. Ltd.	19,100	253,116
Japan Excellent Inc.	348	305,446
Japan Exchange Group Inc.	137,000	2,709,147
Japan Hotel REIT Investment Corp.	1,260	572,838
Japan Lifeline Co. Ltd.	21,800	166,233
Japan Logistics Fund Inc.	245	453,810
Japan Material Co. Ltd.	18,200	255,590
Japan Metropolitan Fund Invest	1,869	1,206,153
Japan Petroleum Exploration Co. Ltd.	9,000	308,174
Japan Post Bank Co. Ltd.	394,100	3,652,992
Japan Post Holdings Co. Ltd.	604,500	5,350,552
Japan Post Insurance Co. Ltd.	54,600	1,051,382
Japan Prime Realty Investment Corp.	226	529,359
Japan Pulp & Paper Co. Ltd.	1,600	50,159
Japan Real Estate Investment Corp.	350	1,300,013
Japan Securities Finance Co. Ltd.	25,000	248,946
Japan Steel Works Ltd. (The)	17,500	283,932
Japan Tobacco Inc.	322,700	7,512,087
Japan Wool Textile Co. Ltd. (The)	14,400	130,918
JCR Pharmaceuticals Co. Ltd.	18,100	138,527
JCU Corp.	4,400	95,977
JDC Corp.	13,300	53,392
Jeol Ltd.	12,100	341,623
JFE Holdings Inc.	133,000	1,853,071
JGC Holdings Corp.	60,000	739,019
JINS Holdings Inc.(b)	4,400	121,461
JMDC Inc.(b)	9,000	252,057
J-Oil Mills Inc.	3,600	42,266
Joshin Denki Co. Ltd.	2,600	41,301
Joyful Honda Co. Ltd.	18,400	216,111
JSR Corp.	48,300	1,292,795
JTEKT Corp.	59,600	491,400
JTOWER Inc.(a)	1,900	69,143
Juroku Financial Group Inc.	10,100	272,115
Justsystems Corp.	8,700	155,038
Kadokawa Corp.	23,300	448,828
Kaga Electronics Co. Ltd.	5,100	204,079
Kagome Co. Ltd.	20,100	418,147
Kajima Corp.	116,200	1,920,482
Kakaku.com Inc.	34,200	329,841
Kaken Pharmaceutical Co. Ltd.	7,600	168,303
Kameda Seika Co. Ltd.	4,300	116,222

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kamigumi Co. Ltd.	27,400	$555,851
Kanamoto Co. Ltd.	9,800	159,046
Kandenko Co. Ltd.	25,900	239,998
Kaneka Corp.	11,500	281,426
Kanematsu Corp.	23,800	321,623
Kansai Electric Power Co. Inc. (The)	191,500	2,451,934
Kansai Paint Co. Ltd.	48,600	711,246
Kanto Denka Kogyo Co. Ltd.	6,000	31,706
Kao Corp.	125,600	4,582,377
Kappa Create Co. Ltd.(a)	4,500	47,281
Katakura Industries Co. Ltd.	2,700	30,383
Katitas Co. Ltd.	12,400	165,508
Kato Sangyo Co. Ltd.	5,600	157,455
Kawasaki Heavy Industries Ltd.	39,800	878,459
Kawasaki Kisen Kaisha Ltd.	36,300	1,244,725
KDDI Corp.	405,800	12,139,395
KeePer Technical Laboratory Co. Ltd.	3,600	135,702
Keihan Holdings Co. Ltd.	27,400	670,148
Keihanshin Building Co. Ltd.	4,300	39,455
Keikyu Corp.	60,000	508,705
Keio Corp.	27,000	801,210
Keisei Electric Railway Co. Ltd.	34,000	1,280,767
Keiyo Bank Ltd. (The)	26,600	120,689
Keiyo Co. Ltd.	5,000	43,056
Kenedix Office Investment Corp.	456	475,603
Kenedix Residential Next Investment Corp.(a)	264	367,822
Kenedix Retail REIT Corp.(a)	183	319,661
Kewpie Corp.	27,400	475,575
Keyence Corp.	52,700	20,401,142
KFC Holdings Japan Ltd.	5,400	107,569
KH Neochem Co. Ltd.	9,100	137,844
Kikkoman Corp.	36,300	2,065,280
Kinden Corp.	34,500	522,587
Kintetsu Department Store Co. Ltd.	3,500	65,291
Kintetsu Group Holdings Co. Ltd.	49,100	1,381,515
Kirin Holdings Co. Ltd.	209,500	2,944,170
Kisoji Co. Ltd.	8,600	151,925
Kissei Pharmaceutical Co. Ltd.	6,900	145,942
Ki-Star Real Estate Co. Ltd.	1,400	39,441
Kitz Corp.	22,100	149,334
Kiyo Bank Ltd. (The)	19,600	202,329
Koa Corp.	6,300	60,709
Kobayashi Pharmaceutical Co. Ltd.	12,800	528,425
Kobe Bussan Co. Ltd.	39,200	970,124
Kobe Steel Ltd.	98,800	1,168,158
Koei Tecmo Holdings Co. Ltd.	33,072	431,843
Kohnan Shoji Co. Ltd.	5,300	137,392
Koito Manufacturing Co. Ltd.	54,800	821,054
Kokuyo Co. Ltd.	25,300	392,149
Komatsu Ltd.	250,100	5,746,394
KOMEDA Holdings Co. Ltd.	11,200	204,372
Komeri Co. Ltd.	8,400	174,181
Konami Group Corp.	27,300	1,414,197
Konica Minolta Inc.(a)	133,200	373,090
Konishi Co. Ltd.	8,600	127,576
Konoike Transport Co. Ltd.	5,500	72,796
Kosaido Holdings Co. Ltd.	3,900	76,332
Kose Corp.	9,300	616,134
Koshidaka Holdings Co. Ltd.	16,700	118,814
Kotobuki Spirits Co. Ltd.	23,800	316,040
Krosaki Harima Corp.	1,200	75,984
K’s Holdings Corp.	37,400	348,036
Security	Shares	Value

Japan (continued)
Kubota Corp.	273,900	$3,683,747
Kumagai Gumi Co. Ltd.	8,200	205,501
Kumiai Chemical Industry Co. Ltd.	25,100	182,947
Kura Sushi Inc.(b)	4,700	111,856
Kuraray Co. Ltd.	76,500	875,249
Kureha Corp.	3,800	225,678
Kurita Water Industries Ltd.	27,600	838,582
Kusuri no Aoki Holdings Co. Ltd.	4,600	301,381
KYB Corp.	4,800	141,801
Kyocera Corp.	87,500	4,312,998
Kyoei Steel Ltd.	4,800	60,890
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,000	121,808
Kyorin Pharmaceutical Co. Ltd.	10,900	128,570
Kyoritsu Maintenance Co. Ltd.(b)	8,000	305,968
Kyoto Financial Group Inc.	15,500	878,754
Kyowa Kirin Co. Ltd.	71,300	1,118,289
Kyudenko Corp.	12,100	361,439
Kyushu Electric Power Co. Inc.(a)	115,500	737,945
Kyushu Financial Group Inc.	92,700	584,147
Kyushu Railway Co.	36,900	754,468
LaSalle Logiport REIT	486	476,631
Lasertec Corp.	20,800	3,435,748
Lawson Inc.	12,300	592,542
Leopalace21 Corp.(a)	61,300	131,862
Life Corp.	7,700	181,509
LIFENET INSURANCE Co.(a)(b)	11,800	75,401
Link And Motivation Inc.	5,700	15,262
Lintec Corp.	11,400	188,434
Lion Corp.	60,100	576,761
LITALICO Inc.	3,900	52,401
Lixil Corp.	80,500	882,688
M&A Capital Partners Co. Ltd.	5,300	96,208
M&A Research Institute Inc., NVS(a)(b)	5,700	124,922
M3 Inc.	118,000	1,817,340
Mabuchi Motor Co. Ltd.	11,300	322,836
Macnica Holdings Inc.	12,800	520,057
Maeda Kosen Co. Ltd.	5,700	111,045
Makino Milling Machine Co. Ltd.	6,500	271,234
Makita Corp.	60,000	1,550,810
Management Solutions Co. Ltd.	1,500	26,111
Mandom Corp.	12,200	111,907
Mani Inc.	19,900	270,707
Marubeni Corp.	391,500	5,724,426
Maruha Nichiro Corp.	9,500	162,625
Marui Group Co. Ltd.	48,300	763,774
Maruichi Steel Tube Ltd.	17,000	421,878
MARUKA FURUSATO Corp.	4,400	80,799
Maruwa Co. Ltd./Aichi	2,400	421,112
Maruzen Showa Unyu Co. Ltd.	1,900	47,967
Matsuda Sangyo Co. Ltd.	3,600	62,699
Matsui Securities Co. Ltd.	31,000	154,181
MatsukiyoCocokara & Co.	92,090	1,615,423
Matsuyafoods Holdings Co. Ltd.	1,700	48,759
Max Co. Ltd.	9,100	153,573
Maxell Ltd.	10,400	111,236
Maxvalu Tokai Co. Ltd.	2,400	47,427
Mazda Motor Corp.	155,500	1,503,061
McDonald’s Holdings Co. Japan Ltd.	22,900	890,988
MCJ Co. Ltd.	24,100	173,384
Mebuki Financial Group Inc.	273,790	828,821
Medipal Holdings Corp.	49,900	838,968
Medley Inc.(a)	5,300	153,228

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Megachips Corp.	4,600	$118,600
Megmilk Snow Brand Co. Ltd.	11,900	191,804
Meidensha Corp.	9,900	155,102
MEIJI Holdings Co. Ltd.	63,000	1,550,682
Meiko Electronics Co. Ltd.(b)	4,500	93,339
Meitec Corp.	18,700	329,122
Melco Holdings Inc.	1,200	27,380
Menicon Co. Ltd.	17,800	206,356
Mercari Inc.(a)	29,000	582,014
METAWATER Co. Ltd.	3,600	45,385
Micronics Japan Co. Ltd.	5,000	75,754
Mie Kotsu Group Holdings Inc.	23,900	89,204
Milbon Co. Ltd.	6,400	169,195
Mimasu Semiconductor Industry Co. Ltd.	2,700	43,783
MINEBEA MITSUMI Inc.	98,000	1,536,571
Mirai Corp.	547	165,174
MIRAIT ONE corp.	27,200	360,502
MISUMI Group Inc.	76,700	1,161,135
Mitani Sekisan Co. Ltd.	2,800	84,420
Mitsubishi Chemical Group Corp.	344,900	1,951,653
Mitsubishi Corp.	310,700	14,483,450
Mitsubishi Electric Corp.	519,300	5,954,558
Mitsubishi Estate Co. Ltd.	304,900	3,902,817
Mitsubishi Estate Logistics REIT Investment Corp.	117	294,456
Mitsubishi Gas Chemical Co. Inc.	42,500	574,424
Mitsubishi HC Capital Inc.	217,000	1,430,514
Mitsubishi Heavy Industries Ltd.	86,500	4,455,153
Mitsubishi Logisnext Co. Ltd.	8,400	65,901
Mitsubishi Logistics Corp.	13,900	363,623
Mitsubishi Materials Corp.	33,900	544,760
Mitsubishi Motors Corp.	190,100	620,975
Mitsubishi Pencil Co. Ltd.	5,300	65,333
Mitsubishi Research Institute Inc.	1,600	51,725
Mitsubishi Shokuhin Co. Ltd.	5,400	142,387
Mitsubishi UFJ Financial Group Inc.	3,084,800	25,878,841
Mitsuboshi Belting Ltd.	5,000	144,344
Mitsui & Co. Ltd.	356,000	12,938,523
Mitsui Chemicals Inc.	45,700	1,151,844
Mitsui DM Sugar Holdings Co. Ltd.	3,200	65,047
Mitsui Fudosan Co. Ltd.	240,000	5,201,966
Mitsui Fudosan Logistics Park Inc.	154	465,577
Mitsui High-Tec Inc.(b)	4,700	198,446
Mitsui Mining & Smelting Co. Ltd.	13,200	342,759
Mitsui OSK Lines Ltd.	93,900	2,424,244
Mitsui-Soko Holdings Co. Ltd.	6,100	173,750
Mitsuuroko Group Holdings Co. Ltd.	7,600	65,346
Miura Co. Ltd.	23,300	451,764
Mixi Inc.	11,500	174,180
Mizuho Financial Group Inc.	649,820	11,032,891
Mizuho Leasing Co. Ltd.	6,800	216,340
Mizuno Corp.	5,200	152,545
Mochida Pharmaceutical Co. Ltd.	5,000	110,178
Modec Inc.(a)	3,300	36,295
Monex Group Inc.	60,000	263,890
Money Forward Inc.(a)	11,800	298,045
Monogatari Corp. (The)	8,100	219,352
MonotaRO Co. Ltd.	66,700	533,065
Mori Hills REIT Investment Corp.	404	378,122
Mori Trust Reit Inc.	646	314,934
Morinaga & Co. Ltd.	9,400	339,004
Morinaga Milk Industry Co. Ltd.	9,100	354,945
Morita Holdings Corp.	5,100	52,320
Security	Shares	Value

Japan (continued)
MOS Food Services Inc.	6,300	$137,435
MS&AD Insurance Group Holdings Inc.	116,600	4,272,284
Murata Manufacturing Co. Ltd.	465,500	7,973,725
Musashi Seimitsu Industry Co. Ltd.	11,800	113,571
Musashino Bank Ltd. (The)	9,500	179,126
Nabtesco Corp.	30,000	531,351
Nachi-Fujikoshi Corp.	2,200	54,822
Nafco Co. Ltd.	3,900	47,694
Nagaileben Co. Ltd.(b)	3,200	44,159
Nagase & Co. Ltd.	26,800	405,996
Nagawa Co. Ltd.	2,500	101,694
Nagoya Railroad Co. Ltd.	52,800	739,136
Nakanishi Inc.	19,100	419,498
Nankai Electric Railway Co. Ltd.	28,100	538,164
Nanto Bank Ltd. (The)	8,500	152,997
NEC Corp.	66,700	3,211,645
NEC Networks & System Integration Corp.	17,900	242,252
NET One Systems Co. Ltd.	22,000	335,784
Nexon Co. Ltd.	92,200	1,691,801
Nextage Co. Ltd.	12,300	169,941
NGK Insulators Ltd.	61,800	755,088
NH Foods Ltd.	21,500	645,068
NHK Spring Co. Ltd.	53,300	377,151
Nichias Corp.	16,700	331,323
Nichicon Corp.	10,700	89,429
Nichiden Corp.	2,900	48,202
Nichiha Corp.	4,900	96,755
Nichirei Corp.	30,000	649,321
Nidec Corp.	112,200	4,115,613
Nifco Inc./Japan	21,500	504,222
Nihon Kohden Corp.	21,700	512,527
Nihon M&A Center Holdings Inc.	85,300	389,591
Nihon Parkerizing Co. Ltd.	25,200	182,891
Nikkiso Co. Ltd.	12,100	77,073
Nikkon Holdings Co. Ltd.	13,800	292,819
Nikon Corp.	84,800	805,126
Nintendo Co. Ltd.	280,700	11,596,957
Nippn Corp., New	11,000	167,522
Nippon Accommodations Fund Inc.	136	547,916
Nippon Building Fund Inc.	410	1,647,353
Nippon Carbon Co. Ltd.	1,700	49,797
Nippon Ceramic Co.Ltd.	6,300	109,606
Nippon Densetsu Kogyo Co. Ltd.	10,100	137,694
Nippon Electric Glass Co. Ltd.	21,200	423,836
Nippon Express Holdings Inc.	19,800	1,017,628
Nippon Gas Co. Ltd.	29,200	438,861
Nippon Kanzai Holdings Co. Ltd.	3,000	49,732
Nippon Kayaku Co. Ltd.	29,800	255,997
Nippon Light Metal Holdings Co. Ltd.	17,210	188,761
Nippon Paint Holdings Co. Ltd.	255,900	1,720,443
Nippon Paper Industries Co. Ltd.(a)	30,300	263,644
Nippon Parking Development Co. Ltd.	55,200	78,156
Nippon Pillar Packing Co. Ltd.	4,200	104,832
Nippon Prologis REIT Inc.	596	1,060,508
NIPPON REIT Investment Corp.	109	251,825
Nippon Road Co. Ltd. (The)	5,000	65,696
Nippon Sanso Holdings Corp.	47,900	1,207,966
Nippon Seiki Co. Ltd.	16,200	115,342
Nippon Shinyaku Co. Ltd.	13,800	559,674
Nippon Shokubai Co. Ltd.	8,200	304,565
Nippon Signal Company Ltd.	6,200	38,340
Nippon Soda Co. Ltd.	4,700	168,508

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Steel Corp.	230,028	$4,961,438
Nippon Suisan Kaisha Ltd.	71,900	348,898
Nippon Telegraph & Telephone Corp.	8,055,200	9,479,156
Nippon Television Holdings Inc.	18,100	176,087
Nippon Yusen KK	131,500	3,217,442
Nipro Corp.	37,100	282,497
Nishimatsu Construction Co. Ltd.	10,100	243,177
Nishimatsuya Chain Co. Ltd.	7,700	98,899
Nishi-Nippon Financial Holdings Inc.	30,700	366,654
Nishi-Nippon Railroad Co. Ltd.	18,600	300,516
Nishio Holdings Co. Ltd.	5,900	130,735
Nissan Chemical Corp.	33,600	1,370,382
Nissan Motor Co. Ltd.	621,400	2,391,135
Nissan Shatai Co. Ltd.	22,700	129,898
Nissha Co. Ltd.	9,100	94,612
Nisshin Oillio Group Ltd.(The)	5,700	159,198
Nisshin Seifun Group Inc.	54,800	826,591
Nisshinbo Holdings Inc.	32,200	232,908
Nissin Foods Holdings Co. Ltd.	16,700	1,453,044
Niterra Co. Ltd.	41,700	933,363
Nitori Holdings Co. Ltd.	21,700	2,349,996
Nitta Corp.	5,800	130,964
Nittetsu Mining Co. Ltd.	4,400	138,545
Nitto Boseki Co. Ltd.	7,300	164,293
Nitto Denko Corp.	37,900	2,452,348
Nitto Kogyo Corp.	6,000	137,140
Noevir Holdings Co. Ltd.	3,900	136,786
NOF Corp.	18,800	741,678
Nohmi Bosai Ltd.	3,200	38,531
Nojima Corp.	12,300	109,547
NOK Corp.	20,800	246,559
Nomura Co. Ltd.	24,200	139,334
Nomura Holdings Inc.	809,800	3,128,586
Nomura Real Estate Holdings Inc.	30,400	710,025
Nomura Real Estate Master Fund Inc.	1,164	1,284,425
Nomura Research Institute Ltd.	104,110	2,732,880
Noritake Co. Ltd./Nagoya Japan	3,100	120,656
Noritsu Koki Co. Ltd.	5,600	118,542
Noritz Corp.	8,300	87,136
North Pacific Bank Ltd.	61,800	159,147
NS Solutions Corp.	9,400	272,971
NS United Kaiun Kaisha Ltd.	1,400	39,796
NSD Co. Ltd.	18,100	314,920
NSK Ltd.	105,500	567,845
NTN Corp.	126,000	224,463
NTT Data Corp.	174,300	2,149,102
NTT UD REIT Investment Corp.	337	277,811
Obara Group Inc.	1,900	45,595
Obayashi Corp.	179,100	1,534,136
OBIC Business Consultants Co. Ltd.	8,600	369,457
Obic Co. Ltd.	19,100	2,823,291
Odakyu Electric Railway Co. Ltd.	86,800	1,235,713
Ogaki Kyoritsu Bank Ltd. (The)	10,800	150,825
Ohsho Food Service Corp.	2,900	134,052
Oiles Corp.	3,800	48,120
Oisix ra daichi Inc.(a)(b)	6,100	46,419
Oji Holdings Corp.	223,800	957,166
Okamoto Industries Inc.	1,600	55,313
Okamura Corp.	18,900	269,073
Okasan Securities Group Inc.	54,000	244,176
Oki Electric Industry Co. Ltd.	29,800	179,790
Okinawa Cellular Telephone Co.	7,000	148,054
Security	Shares	Value

Japan (continued)
Okinawa Electric Power Co. Inc. (The)	12,000	$87,623
Okinawa Financial Group Inc.	3,100	51,705
OKUMA Corp.	6,600	271,725
Okumura Corp.	6,800	208,008
Olympus Corp.	340,300	4,544,826
Omron Corp.	47,400	1,698,210
One REIT Inc.	78	135,138
Ono Pharmaceutical Co. Ltd.	104,700	1,808,115
Onward Holdings Co. Ltd.	27,500	87,075
Open House Group Co. Ltd.	21,000	692,167
Optex Group Co. Ltd.	9,900	111,292
Optorun Co. Ltd.	6,100	70,566
Oracle Corp. Japan	10,800	766,149
Organo Corp.	6,100	201,122
Orient Corp.	11,950	89,085
Oriental Land Co. Ltd.	295,800	9,567,758
ORIX Corp.	315,400	5,735,970
Orix JREIT Inc.	676	776,901
Osaka Gas Co. Ltd.	103,300	1,948,008
Osaka Organic Chemical Industry Ltd.	1,700	28,860
Osaka Soda Co. Ltd.(b)	4,100	240,795
OSAKA Titanium Technologies Co. Ltd.(b)	8,800	187,876
OSG Corp.	22,300	254,456
Otsuka Corp.	30,000	1,202,838
Otsuka Holdings Co. Ltd.	104,700	3,522,730
Outsourcing Inc.	30,700	228,129
Pacific Industrial Co. Ltd.	12,200	111,992
PAL GROUP Holdings Co. Ltd.	12,200	157,805
PALTAC Corp.	9,100	294,990
Pan Pacific International Holdings Corp.	104,100	2,015,985
Panasonic Holdings Corp.	593,900	5,210,576
Paramount Bed Holdings Co. Ltd.	9,100	155,043
Park24 Co. Ltd.(a)	35,500	399,936
Pasona Group Inc.	2,400	21,469
Penta-Ocean Construction Co. Ltd.	83,100	488,539
PeptiDream Inc.(a)(b)	25,100	182,975
Persol Holdings Co. Ltd.	525,200	787,493
Pharma Foods International Co. Ltd.	3,200	28,280
PHC Holdings Corp.	3,900	36,883
Pigeon Corp.	30,000	318,536
Pilot Corp.	6,900	234,155
Piolax Inc.	8,300	122,580
PKSHA Technology Inc.(a)(b)	3,500	59,653
Plus Alpha Consulting Co. Ltd.	4,600	74,001
Pola Orbis Holdings Inc.	27,000	271,207
Pressance Corp.	3,400	36,681
Prestige International Inc.	27,400	111,219
Prima Meat Packers Ltd.	3,900	59,336
Raito Kogyo Co. Ltd.	12,100	156,621
Raiznext Corp.	3,400	31,818
Raksul Inc.(a)	10,200	85,719
Rakus Co. Ltd.	24,200	301,305
Rakuten Bank Ltd., NVS(a)(b)	19,000	324,471
Rakuten Group Inc.	403,500	1,492,514
Recruit Holdings Co. Ltd.	389,200	11,159,414
Relo Group Inc.	29,300	290,483
Renesas Electronics Corp.(a)	342,200	4,495,009
Rengo Co. Ltd.	52,900	350,326
RENOVA Inc.(a)	11,500	82,728
Resona Holdings Inc.	583,300	3,116,758
Resorttrust Inc.	21,700	312,266
Restar Holdings Corp.	3,200	52,631

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Retail Partners Co. Ltd.	4,300	$49,038
Ricoh Co. Ltd.	146,400	1,186,588
Ricoh Leasing Co. Ltd.	4,700	140,567
Riken Keiki Co. Ltd.	2,800	114,728
Riken Vitamin Co. Ltd.	3,300	49,335
Ringer Hut Co. Ltd.	7,000	106,904
Rinnai Corp.	27,900	512,507
Riso Kagaku Corp.	6,500	101,220
Riso Kyoiku Co. Ltd.	28,500	47,825
Rohm Co. Ltd.	96,600	1,547,721
Rohto Pharmaceutical Co. Ltd.	49,900	1,164,232
Roland Corp.	2,700	78,068
Rorze Corp.	2,500	186,008
Round One Corp.	54,500	197,700
Royal Holdings Co. Ltd.	6,000	102,257
RS Technologies Co. Ltd.	3,500	55,470
Ryohin Keikaku Co. Ltd.	68,000	958,751
Ryosan Co. Ltd.	2,800	88,236
Ryoyo Electro Corp.	3,900	92,625
S Foods Inc.	5,800	122,691
Saibu Gas Holdings Co. Ltd.	7,400	93,874
Saizeriya Co. Ltd.	7,300	296,611
Sakai Moving Service Co. Ltd.	6,800	116,062
Sakata INX Corp.	6,100	50,990
Sakata Seed Corp.	6,300	169,519
SAMTY Co. Ltd.	4,500	73,996
Samty Residential Investment Corp.	52	38,825
San-A Co. Ltd.	5,000	154,892
San-Ai Obbli Co. Ltd.	11,900	128,490
SanBio Co. Ltd.(a)(b)	5,400	15,009
Sangetsu Corp.	11,600	217,998
San-In Godo Bank Ltd. (The)	31,400	216,275
Sanken Electric Co. Ltd.	5,700	283,497
Sanki Engineering Co. Ltd.	12,000	139,482
Sankyo Co. Ltd.	10,500	436,358
Sankyu Inc.	12,600	379,388
Sanrio Co. Ltd.	14,000	596,169
Sansan Inc.(a)	22,100	175,614
Santen Pharmaceutical Co. Ltd.	95,100	824,854
Sanwa Holdings Corp.	49,100	662,469
Sanyo Chemical Industries Ltd.	3,700	98,367
Sanyo Denki Co. Ltd.	1,800	66,589
Sanyo Special Steel Co. Ltd.	3,600	61,354
Sapporo Holdings Ltd.(b)	18,400	647,792
Sato Holdings Corp.	3,800	51,036
Sawai Group Holdings Co. Ltd.	11,100	353,750
SB Technology Corp.	3,800	56,393
SBI Holdings Inc.	66,800	1,437,197
SBI Sumishin Net Bank Ltd., NVS	13,800	145,262
SBS Holdings Inc.	5,400	95,868
SCREEN Holdings Co. Ltd.	22,000	1,022,827
SCSK Corp.	41,600	710,123
Secom Co. Ltd.	56,600	3,931,142
Sega Sammy Holdings Inc.	40,700	636,530
Seibu Holdings Inc.	67,300	657,149
Seiko Epson Corp.	79,100	1,098,159
Seiko Group Corp.	5,400	84,327
Seino Holdings Co. Ltd.	34,700	504,743
Seiren Co. Ltd.	8,900	132,022
Sekisui Chemical Co. Ltd.	103,400	1,416,256
Sekisui House Ltd.	160,200	3,137,156
Sekisui House Reit Inc.	1,100	579,343
Security	Shares	Value

Japan (continued)
Sekisui Jushi Corp.	7,900	$128,829
Senko Group Holdings Co. Ltd.	26,400	181,890
Septeni Holdings Co. Ltd.	26,500	74,493
Seria Co. Ltd.	10,800	149,692
Seven & i Holdings Co. Ltd.	203,600	7,459,639
Seven Bank Ltd.	157,400	311,654
SG Holdings Co. Ltd.	86,900	1,231,774
Sharp Corp.(a)	70,200	438,905
Shibaura Machine Co. Ltd.	6,500	160,953
Shibaura Mechatronics Corp.	2,700	116,628
Shibuya Corp.	2,100	34,282
SHIFT Inc.(a)(b)	3,300	598,751
Shiga Bank Ltd. (The)	8,700	230,074
Shikoku Chemicals Corp.	5,100	57,603
Shikoku Electric Power Co. Inc.	38,300	261,511
Shima Seiki Manufacturing Ltd.	8,500	86,722
Shimadzu Corp.	63,700	1,506,269
Shimamura Co. Ltd.	5,600	552,663
Shimano Inc.	21,100	3,036,418
Shimizu Corp.	153,000	1,088,822
Shin Nippon Biomedical Laboratories Ltd.	5,600	62,411
Shin-Etsu Chemical Co. Ltd.	492,300	14,721,427
Shin-Etsu Polymer Co. Ltd.	12,900	117,075
Shinko Electric Industries Co. Ltd.	18,200	584,381
Shinmaywa Industries Ltd.	13,600	108,527
Shionogi & Co. Ltd.	70,000	3,259,522
Ship Healthcare Holdings Inc.	20,900	322,677
Shiseido Co. Ltd.	107,900	3,422,099
Shizuoka Financial Group Inc., NVS	127,200	1,081,677
Shizuoka Gas Co. Ltd.	4,800	32,613
SHO-BOND Holdings Co. Ltd.	11,400	448,967
Shochiku Co. Ltd.	2,200	139,959
Shoei Co. Ltd.	10,600	141,232
Shoei Foods Corp.	1,700	48,175
Showa Denko KK	49,200	797,592
Showa Sangyo Co. Ltd.	6,200	124,047
Siix Corp.	4,900	45,906
Simplex Holdings Inc.	6,000	100,776
SKY Perfect JSAT Holdings Inc.	55,100	255,027
Skylark Holdings Co. Ltd.(a)	60,400	891,129
SMC Corp.	15,900	7,342,031
SMS Co. Ltd.	20,200	320,532
Snow Peak Inc.(b)	6,100	40,828
Socionext Inc.	9,600	936,356
SoftBank Corp.	776,600	8,780,906
SoftBank Group Corp.	277,800	11,377,037
Sohgo Security Services Co. Ltd.	101,200	592,649
Sojitz Corp.	63,320	1,314,864
Solasto Corp.	12,300	47,823
Sompo Holdings Inc.	79,400	3,439,603
Sony Group Corp.	340,700	28,325,405
Sosei Group Corp.(a)	21,500	198,803
SOSiLA Logistics REIT Inc.	199	157,661
Sotetsu Holdings Inc.	20,600	363,630
SPARX Group Co. Ltd.	4,200	40,207
S-Pool Inc.	24,500	56,649
Square Enix Holdings Co. Ltd.	23,300	774,067
SRE Holdings Corp.(a)	2,100	32,179
Stanley Electric Co. Ltd.	36,000	575,805
Star Asia Investment Corp.	551	207,604
Star Micronics Co. Ltd.	11,500	138,255
Starts Corp. Inc.	7,200	136,747

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Starts Proceed Investment Corp.	73	$100,281
StemRIM Inc.(a)(b)	8,200	35,484
Strike Co. Ltd.	3,500	85,654
Subaru Corp.	165,400	2,863,122
Sugi Holdings Co. Ltd.	9,800	396,688
SUMCO Corp.	94,900	1,226,312
Sumitomo Bakelite Co. Ltd.	9,900	440,529
Sumitomo Chemical Co. Ltd.	376,400	956,719
Sumitomo Corp.	280,500	5,513,973
Sumitomo Densetsu Co. Ltd.	2,900	50,935
Sumitomo Electric Industries Ltd.	195,300	2,050,304
Sumitomo Forestry Co. Ltd.	41,300	975,153
Sumitomo Heavy Industries Ltd.	30,000	686,692
Sumitomo Metal Mining Co. Ltd.	66,000	1,854,069
Sumitomo Mitsui Construction Co. Ltd.	35,400	93,918
Sumitomo Mitsui Financial Group Inc.	342,400	16,506,410
Sumitomo Mitsui Trust Holdings Inc.	87,900	3,295,967
Sumitomo Osaka Cement Co. Ltd.	7,500	174,590
Sumitomo Pharma Co., Ltd.	53,300	162,760
Sumitomo Realty & Development Co. Ltd.(b)	77,900	1,954,817
Sumitomo Riko Co. Ltd.	12,000	74,945
Sumitomo Rubber Industries Ltd.	47,900	485,927
Sumitomo Warehouse Co. Ltd. (The)	11,300	180,908
Sun Frontier Fudousan Co. Ltd.	6,000	58,218
Sundrug Co. Ltd.	20,300	551,997
Suntory Beverage & Food Ltd.	36,800	1,107,424
SUNWELS Co. Ltd.	3,000	51,686
Suruga Bank Ltd.	36,600	156,385
Suzuken Co. Ltd.	16,800	514,581
Suzuki Motor Corp.	99,300	3,854,032
Sysmex Corp.	44,700	2,141,255
Systena Corp.	72,300	123,083
T Hasegawa Co. Ltd.	8,700	182,269
T&D Holdings Inc.	134,900	2,406,510
Tadano Ltd.	28,100	211,259
Taihei Dengyo Kaisha Ltd.	3,600	94,239
Taiheiyo Cement Corp.	31,300	536,408
Taikisha Ltd.	6,700	194,968
Taisei Corp.	44,700	1,515,898
Taisho Pharmaceutical Holdings Co. Ltd.	11,100	439,539
Taiyo Holdings Co. Ltd.	9,700	158,197
Taiyo Yuden Co. Ltd.	31,100	697,213
Takamatsu Construction Group Co. Ltd.	2,900	52,800
Takara Bio Inc.	10,500	92,597
Takara Holdings Inc.	34,100	284,247
Takara Leben Real Estate Investment Corp.	189	123,769
Takara Standard Co. Ltd.	10,100	122,606
Takasago International Corp.	2,300	49,099
Takasago Thermal Engineering Co. Ltd.	11,000	217,191
Takashimaya Co. Ltd.	37,300	507,249
Takeda Pharmaceutical Co. Ltd.	428,700	11,636,944
Takeuchi Manufacturing Co. Ltd.	9,500	271,045
Takuma Co. Ltd.	19,500	189,182
Tama Home Co. Ltd.(b)	2,400	54,229
Tamron Co. Ltd.	5,900	160,616
TBS Holdings Inc.	9,500	154,871
TDK Corp.	105,800	3,958,530
TechMatrix Corp.	6,700	66,214
TechnoPro Holdings Inc.	29,600	586,401
Teijin Ltd.	49,500	448,028
Tenma Corp.	2,200	36,926
Terumo Corp.	181,700	4,970,982
Security	Shares	Value

Japan (continued)
T-Gaia Corp.	3,100	$36,922
THK Co. Ltd.	29,800	532,575
TIS Inc.	60,200	1,289,173
TKC Corp.	7,400	172,620
TKP Corp.(a)	3,500	47,628
Toa Corp.	2,500	62,173
Toagosei Co. Ltd.	29,800	273,401
Tobu Railway Co. Ltd.	50,000	1,203,472
Tocalo Co. Ltd.	19,000	171,737
Toda Corp.	60,000	333,203
Toei Animation Co. Ltd.	2,500	225,116
Toei Co. Ltd.	1,600	187,844
Toenec Corp.	1,800	49,061
Toho Bank Ltd. (The)	54,300	104,975
Toho Co. Ltd.	30,200	1,031,725
Toho Gas Co. Ltd.	20,700	356,481
Toho Holdings Co. Ltd.	13,100	295,315
Toho Titanium Co. Ltd.(b)	6,900	90,016
Tohoku Electric Power Co. Inc.	124,200	775,517
Tokai Carbon Co. Ltd.	56,400	432,807
Tokai Corp./Gifu	3,000	37,918
TOKAI Holdings Corp.	28,800	185,734
Tokai Rika Co. Ltd.	13,400	210,277
Tokai Tokyo Financial Holdings Inc.	52,200	177,298
Token Corp.	1,000	52,480
Tokio Marine Holdings Inc.	487,800	10,913,168
Tokushu Tokai Paper Co. Ltd.	1,600	38,164
Tokuyama Corp.	17,900	271,385
Tokyo Century Corp.	10,100	389,140
Tokyo Electric Power Co. Holdings Inc.(a)	422,000	1,785,794
Tokyo Electron Device Ltd.	4,500	115,486
Tokyo Electron Ltd.	127,600	16,860,765
Tokyo Gas Co. Ltd.	105,400	2,366,985
Tokyo Kiraboshi Financial Group Inc.	6,300	185,950
Tokyo Ohka Kogyo Co. Ltd.	8,900	514,249
Tokyo Seimitsu Co. Ltd.	10,600	495,501
Tokyo Steel Manufacturing Co. Ltd.	18,700	216,136
Tokyo Tatemono Co. Ltd.	53,700	713,046
Tokyotokeiba Co. Ltd.	4,200	108,763
Tokyu Construction Co. Ltd.	29,600	152,305
Tokyu Corp.	134,200	1,514,988
Tokyu Fudosan Holdings Corp.	165,000	961,343
Tokyu REIT Inc.	257	306,675
TOMONY Holdings Inc.	34,000	114,574
Tomy Co. Ltd.	21,700	299,299
Topcon Corp.	28,600	260,798
Toppan Inc.	65,600	1,512,990
Topre Corp.	10,400	112,064
Toray Industries Inc.	377,500	1,826,284
Toridoll Holdings Corp.	10,500	254,091
Torii Pharmaceutical Co. Ltd.	2,000	48,330
Tosei Corp.	6,100	72,082
Toshiba Corp.(a)	23,376	710,645
Toshiba TEC Corp.	5,800	126,078
Tosoh Corp.	70,498	863,193
Totetsu Kogyo Co. Ltd.	7,800	152,011
TOTO Ltd.	35,500	855,962
Towa Pharmaceutical Co. Ltd.	5,900	108,456
Toyo Construction Co. Ltd.	12,200	99,545
Toyo Gosei Co. Ltd.	800	33,288
Toyo Ink SC Holdings Co. Ltd.	8,800	149,494
Toyo Seikan Group Holdings Ltd.	34,800	585,074

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyo Suisan Kaisha Ltd.	23,900	$1,102,529
Toyo Tanso Co. Ltd.	4,200	141,961
Toyo Tire Corp.	30,300	450,050
Toyobo Co. Ltd.	25,300	169,748
Toyoda Gosei Co. Ltd.	18,700	371,523
Toyota Boshoku Corp.	23,800	413,904
Toyota Industries Corp.	39,700	2,942,354
Toyota Motor Corp.	2,864,900	50,117,813
Toyota Tsusho Corp.	57,300	3,050,439
Trancom Co. Ltd.	2,200	101,073
Transcosmos Inc.	6,700	136,439
TRE Holdings Corp.	9,700	75,717
Trend Micro Inc.	37,300	1,405,636
Tri Chemical Laboratories Inc.	5,900	125,482
Trusco Nakayama Corp.	12,800	193,184
TS Tech Co. Ltd.	26,000	291,205
Tsubakimoto Chain Co.	7,000	176,948
Tsugami Corp.	9,700	69,500
Tsumura & Co.	18,200	325,658
Tsuruha Holdings Inc.	10,300	756,603
TV Asahi Holdings Corp.	3,300	35,574
UACJ Corp.	7,300	148,593
UBE Corp.	27,400	421,927
Ulvac Inc.	13,000	447,059
Unicharm Corp.	109,300	3,713,891
Union Tool Co.	1,600	37,893
United Arrows Ltd.	7,200	91,900
United Super Markets Holdings Inc.	12,200	86,589
United Urban Investment Corp.	823	829,723
Universal Entertainment Corp.	5,300	75,600
Usen-Next Holdings Co. Ltd.	5,500	126,157
Ushio Inc.	29,000	353,667
USS Co. Ltd.	53,600	936,869
UT Group Co. Ltd.(a)	6,300	77,816
Valor Holdings Co. Ltd.	11,000	172,199
ValueCommerce Co. Ltd.	1,900	15,794
Vector Inc.	5,400	38,227
Vision Inc./Tokyo Japan(a)	10,500	93,402
Visional Inc.(a)	5,600	274,485
VT Holdings Co. Ltd.	7,900	26,603
Wacoal Holdings Corp.	10,700	244,575
Wacom Co. Ltd.	33,900	116,873
Wakita & Co. Ltd.	5,100	51,058
WealthNavi Inc.(a)(b)	12,700	93,496
Weathernews Inc.	1,200	46,998
Welcia Holdings Co. Ltd.	25,000	414,395
West Holdings Corp.	5,000	110,328
West Japan Railway Co.	58,400	2,225,889
WingArc1st Inc.	5,100	91,236
Workman Co. Ltd.(b)	5,100	131,393
W-Scope Corp.(a)(b)	10,100	58,444
Yakult Honsha Co. Ltd.	68,600	1,616,554
YAMABIKO Corp.	4,900	46,549
Yamada Holdings Co. Ltd.	156,500	494,942
Yamaguchi Financial Group Inc.	49,400	453,366
Yamaha Corp.	38,400	1,025,661
Yamaha Motor Co. Ltd.	80,100	1,957,392
YA-MAN Ltd.(b)	4,500	31,683
Yamato Holdings Co. Ltd.	74,800	1,245,870
Yamato Kogyo Co. Ltd.	9,700	464,735
Yamazaki Baking Co. Ltd.	29,800	630,111
Yamazen Corp.	17,200	139,345
Security	Shares	Value

Japan (continued)
Yaoko Co. Ltd.	5,200	$267,708
Yaskawa Electric Corp.	63,900	2,091,647
Yellow Hat Ltd.	10,200	123,409
Yodogawa Steel Works Ltd.	6,100	142,812
Yokogawa Bridge Holdings Corp.	11,500	190,089
Yokogawa Electric Corp.	63,300	1,149,225
Yokohama Rubber Co. Ltd. (The)	33,000	609,826
Yokorei Co. Ltd.	7,200	55,363
Yokowo Co. Ltd.	2,800	23,169
Yonex Co. Ltd.	19,100	206,927
Yoshinoya Holdings Co. Ltd.	18,500	432,354
Yuasa Trading Co. Ltd.	5,300	144,964
Yurtec Corp.	9,900	64,484
Z Holdings Corp.	715,900	1,825,177
Zenkoku Hosho Co. Ltd.	14,600	466,883
Zenrin Co. Ltd.	6,100	35,887
Zensho Holdings Co. Ltd.	24,600	1,293,021
Zeon Corp.	34,600	285,985
ZERIA Pharmaceutical Co. Ltd.	8,100	107,610
ZIGExN Co. Ltd.	17,400	55,552
Zojirushi Corp.	7,400	76,126
ZOZO Inc.	37,300	709,250
Zuken Inc.	4,800	119,943
		1,090,655,318
New Zealand — 0.7%
a2 Milk Co. Ltd. (The)(a)	195,682	476,538
Air New Zealand Ltd.	462,000	180,338
Auckland International Airport Ltd.	334,084	1,428,638
Contact Energy Ltd.	209,923	952,726
EBOS Group Ltd.	43,250	882,915
Fisher & Paykel Healthcare Corp. Ltd.	159,677	1,935,908
Fletcher Building Ltd.	201,635	508,162
Goodman Property Trust	293,872	344,132
Infratil Ltd.	225,598	1,291,780
Kiwi Property Group Ltd.	428,303	193,385
Mercury NZ Ltd.	173,075	594,917
Meridian Energy Ltd.	348,333	981,031
Oceania Healthcare Ltd.	133,381	52,841
Ryman Healthcare Ltd.	158,481	525,413
Spark New Zealand Ltd.	490,244	1,423,237
Summerset Group Holdings Ltd.	70,867	402,454
Warehouse Group Ltd. (The)(b)	38,389	38,469
		12,212,884
Singapore — 4.2%
AEM Holdings Ltd.	66,000	166,837
AIMS APAC REIT(b)	148,665	130,282
Best World International Ltd.(a)(b)	35,500	43,820
CapitaLand Ascendas REIT	1,007,115	1,913,563
CapitaLand Ascott Trust	609,566	400,793
CapitaLand China Trust(b)	348,835	201,247
Capitaland India Trust	352,080	246,866
CapitaLand Integrated Commercial Trust	1,444,996	1,857,137
Capitaland Investment Ltd/Singapore	710,900	1,526,432
CDL Hospitality Trusts	266,955	188,750
City Developments Ltd.	134,800	622,211
ComfortDelGro Corp. Ltd.	566,300	546,968
Cromwell European Real Estate Investment Trust	99,000	120,465
DBS Group Holdings Ltd.	487,200	11,704,159
Digital Core REIT Management Pte Ltd.	228,900	115,704
ESR-LOGOS REIT	2,066,056	414,977
Far East Hospitality Trust	273,200	117,966

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
First Resources Ltd.	163,800	$180,856
Frasers Centrepoint Trust	255,567	386,610
Frasers Hospitality Trust	303,800	112,991
Frasers Logistics & Commercial Trust	771,683	586,176
Genting Singapore Ltd.	1,692,900	1,063,572
Golden Agri-Resources Ltd.	1,801,400	355,241
Grab Holdings Ltd., Class A(a)	506,265	1,554,233
Hour Glass Ltd. (The)	63,200	76,164
Hutchison Port Holdings Trust, Class U(b)	1,648,500	258,936
iFAST Corp. Ltd.(b)	39,200	189,225
Jardine Cycle & Carriage Ltd.	26,400	543,834
Keppel Corp. Ltd.	399,700	1,814,375
Keppel DC REIT	356,300	439,710
Keppel Infrastructure Trust	1,026,149	329,771
Keppel REIT	609,620	353,983
Lendlease Global Commercial REIT	568,811	211,858
Mapletree Industrial Trust	555,220	872,751
Mapletree Logistics Trust	942,487	1,012,088
Mapletree Pan Asia Commercial Trust	641,895	623,861
Maxeon Solar Technologies Ltd.(a)(b)	7,628	47,599
Nanofilm Technologies International Ltd.(b)	104,600	71,216
NetLink NBN Trust	756,500	458,709
Olam Group Ltd.	290,700	210,652
Oversea-Chinese Banking Corp. Ltd.	908,575	8,423,500
Paragon REIT	343,046	199,190
Parkway Life REIT	97,900	240,174
Raffles Medical Group Ltd.	235,000	204,478
Riverstone Holdings Ltd./Singapore	122,100	52,665
Sasseur Real Estate Investment Trust	164,000	74,879
SATS Ltd.(a)	245,978	442,496
Sea Ltd., ADR(a)	98,468	4,106,116
Seatrium Ltd.(a)	11,978,706	981,044
Sembcorp Industries Ltd.	240,900	808,197
Sheng Siong Group Ltd.	212,500	240,569
SIA Engineering Co. Ltd.	99,100	165,851
Singapore Airlines Ltd.	401,100	1,791,016
Singapore Exchange Ltd.	205,200	1,420,735
Singapore Post Ltd.	509,200	167,240
Singapore Technologies Engineering Ltd.	427,000	1,172,224
Singapore Telecommunications Ltd.	2,241,800	3,895,517
Starhill Global REIT	423,200	137,678
StarHub Ltd.	179,800	135,262
Straits Trading Co. Ltd.	47,788	67,042
Suntec REIT(b)	541,300	434,993
Super Hi International Holding Ltd.(a)	40,000	66,312
UMS Holdings Ltd.	154,500	141,282
United Overseas Bank Ltd.	340,000	6,706,394
UOL Group Ltd.	128,000	551,275
Security	Shares	Value

Singapore (continued)
Venture Corp. Ltd.	72,700	$620,736
Wilmar International Ltd.	523,300	1,360,467
Yangzijiang Financial Holding Ltd.(b)	940,700	220,243
Yangzijiang Shipbuilding Holdings Ltd.	724,100	767,534
Yanlord Land Group Ltd.(a)	165,400	68,342
		67,736,039

Total Common Stocks — 99.2%
(Cost: $1,718,224,630)		1,605,585,407

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)(a)	2,549	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.2%
(Cost: $1,718,224,630)		1,605,585,407

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	12,814,663	12,819,789
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	130,000	130,000

Total Short-Term Securities — 0.8%
(Cost: $12,948,212)		12,949,789

Total Investments — 100.0%
(Cost: $1,731,172,842)		1,618,535,196

Liabilities in Excess of Other Assets — (0.0)%		(578,873)

Net Assets — 100.0%		$1,617,956,323

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,866,262	$4,952,728	(a)	$—	$108	$691	$12,819,789	12,814,663	$54,024	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	0	(a)	—	—	—	130,000	130,000	2,305		—
					$108	$691	$12,949,789		$56,329		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	56	12/07/23	$8,437	$(253,031)
SPI 200 Index	32	12/21/23	3,456	(141,093)
				$(394,124)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,647,576	$1,587,722,855	$214,976	$1,605,585,407
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	12,949,789	—	—	12,949,789
	$30,597,365	$1,587,722,855	$214,976	$1,618,535,196
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(394,124)	$—	$(394,124)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust